Commitments, Contingencies and Guarantees (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 17,923
Energy services & other long-term contracts	1,353
Exploration work commitments	477
Total	19,753
Maximum potential amount payable under indemnification agreements	125
2026
Commitments, Contingencies and guarantees
Product transportation and storage	1,855
Energy services & other long-term contracts	393
Total	2,248
2027
Commitments, Contingencies and guarantees
Product transportation and storage	1,658
Energy services & other long-term contracts	280
Total	1,938
2028
Commitments, Contingencies and guarantees
Product transportation and storage	1,600
Energy services & other long-term contracts	185
Total	1,785
2029
Commitments, Contingencies and guarantees
Product transportation and storage	1,493
Energy services & other long-term contracts	172
Total	1,665
2030
Commitments, Contingencies and guarantees
Product transportation and storage	1,346
Energy services & other long-term contracts	173
Total	1,519
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	9,971
Energy services & other long-term contracts	150
Exploration work commitments	477
Total	$ 10,598